Acquisitions - Narrative (Details) - USD ($) $ in Millions				12 Months Ended
	Nov. 30, 2018	Oct. 05, 2018	Jan. 03, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill				$ 2,530	$ 2,181
Amortization of purchased intangible assets				105	99	$ 32
InfoArmor
Business Acquisition [Line Items]
Payments to acquire businesses		$ 525
Goodwill		318
Intangible assets		257
PlumChoice, Inc
Business Acquisition [Line Items]
Payments to acquire businesses	$ 30
Goodwill	$ 23
SquareTrade
Business Acquisition [Line Items]
Goodwill			$ 1,100
Intangible assets			555
Business combination, consideration transferred			1,400
Commissions paid to retailers			66
Prepaid Expense and other assets			205
Unearned premiums			389
Deferred tax liabilities			$ 138
Amortization of purchased intangible assets				94	$ 92
Customers relationships | InfoArmor
Business Acquisition [Line Items]
Intangible assets		225
Customers relationships | SquareTrade
Business Acquisition [Line Items]
Intangible assets acquired				465
Technology-Based Intangible Assets | InfoArmor
Business Acquisition [Line Items]
Intangible assets		$ 32
Trade Names | SquareTrade
Business Acquisition [Line Items]
Indefinite-lived intangible assets acquired				$ 69